Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade And Other Receivables
Schedule of trade and other receivables

Trade and other receivables consist of the following:

	Consolidated Group
	2025 A$	2024 A$
Trade receivables, gross	585,662	922,392
Allowance for credit losses	(297,724)	(407,887)
Trade receivables	287,938	514,505

FY25 R&D tax incentive	571,418	-
Export Market Development Grant	-	36,600
Services contracts	16,051	232,460
Sundry receivables	940	10,382
Other receivables	588,409	279,442
Trade and other receivables	876,347	793,947

Schedule of trade receivables loss allowances

The closing balance of the trade receivables loss allowance as at 30 June 2025 reconciles with the trade receivables loss allowance opening balance as follows:

Opening loss allowance as at 1 July 2023	360,777
Loss allowance recognized during the year	386,127
Loss allowance used during the year	(339,017)
Loss allowance as at 30 June 2024	407,887
Loss allowance recognized during the year	256,054
Loss allowance used during the year	(366,217)
Loss allowance as at 30 June 2025	297,724